Borrowings - Summary of Long-term Borrowings (Detail) ₩ in Millions	12 Months Ended
	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 SGD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.00%	0.00%	0.00%
Borrowings	₩ 7,316,298	$ 284,000,000	$ 519,598,989	₩ 7,298,867
Total	5,898,184			6,113,142
Shinhan Bank [member] | Facility loans [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			25,918,000	30,008	$ 25,918,000
Shinhan Bank [member] | Kookmin Bank and other [member]
Disclosure of detailed information about borrowings [line items]
Borrowings | $					87,940,000
NongHyup Bank [member] | Facility loans [member]
Disclosure of detailed information about borrowings [line items]
Borrowings				79
Other Financial Instruments [member] | Kookmin Bank and other [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 48,855,000	950
Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	272,263			190,780
Less: Current portion	(94,042)			(50,192)
Total	178,221			140,588
Long-term borrowings [member] | General loans [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 30,000			30,000
Long-term borrowings [member] | Export-Import Bank of Korea [member] | Inter-Korean Cooperation Fund [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.50%	1.50%	1.50%
Borrowings	₩ 2,961			3,454
Long-term borrowings [member] | Industrial Bank of Korea [member] | General loans [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.98%	2.98%	2.98%
Borrowings	₩ 6,000			6,000
Long-term borrowings [member] | Shinhan Bank [member] | General loans [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.94%	1.94%	1.94%
Borrowings	₩ 5,000			5,000
Long-term borrowings [member] | Shinhan Bank [member] | General Loans 1 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates description	LIBOR(3M)+1.650
Annual interest rates adjustment rate	1.65%	1.65%	1.65%
Borrowings	₩ 9,694		$ 8,910,000	3,473	$ 3,000,000
Long-term borrowings [member] | Shinhan Bank [member] | General Loans 2 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates description	LIBOR(3M)+2.130
Annual interest rates adjustment rate	2.13%	2.13%	2.13%
Borrowings	₩ 27,200		$ 25,000,000
Long-term borrowings [member] | Shinhan Bank [member] | Facility loans [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates description	LIBOR(3M)+1.340
Annual interest rates adjustment rate	1.34%	1.34%	1.34%
Borrowings	₩ 28,199
Long-term borrowings [member] | CA-CIB [member] | Long-term CP [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.26%	1.26%	1.26%
Borrowings	₩ 100,000
Long-term borrowings [member] | NongHyup Bank [member] | General loans [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 54
Long-term borrowings [member] | NongHyup Bank [member] | Facility loans [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.00%	2.00%	2.00%
Long-term borrowings [member] | Korea Development Bank [member] | General loans [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.02%	3.02%	3.02%
Borrowings	₩ 10,000			10,000
Long-term borrowings [member] | Korea Development Bank [member] | General Loans 1 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.31%	3.31%	3.31%
Long-term borrowings [member] | Other Financial Instruments [member] | Redeemable convertible preferred stock [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 53,155			₩ 101,816
Long-term borrowings [member] | Other Financial Instruments [member] | Kookmin Bank and other [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates description	LIBOR(3M)+1.850
Annual interest rates adjustment rate	1.85%	1.85%	1.85%